Capital and Treasury Stock (Tables)	12 Months Ended
Jan. 01, 2012
Capital and Treasury Stock / Accumulated Other Comprehensive Income [Abstract]
Changes in treasury stock

	Treasury Stock
(Amounts in Millions Except Treasury Stock Shares in Thousands)	Shares	Amount
Balance at December 28, 2008	350,665	$19,033
Employee compensation and stock option plans	(22,257)	(1,383)
Repurchase of common stock	37,114	2,130

Balance at January 3, 2010	365,522	19,780
Employee compensation and stock option plans	(28,866)	(1,794)
Repurchase of common stock	45,090	2,797

Balance at January 2, 2011	381,746	20,783
Employee compensation and stock option plans	(26,007)	(1,649)
Repurchase of common stock	39,741	2,525

Balance at January 1, 2012	395,480	$21,659